Financial Instruments Fair Value Measurements (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 24, 2022 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain on FV change in warrant liability	$ 11,489,000	$ 10,839,000
Change in fair value of warrant liability	(11,489,000)	(10,839,000)
Warrant liability	3,156,000	3,156,000	$ 13,995,000
Private placement offering costs		$ 1,421,449
Warrants | Selling, general and administrative expense.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Offering costs	$ 1,326,212
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants, measurement input	2.89	2.89
Expiration term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants, measurement input	4.99	4.99
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants, measurement input	125.0	125.0
Risk-free Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants, measurement input	4.1	4.1
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants, measurement input	0.0	0.0